UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09141

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Municipal Income Trust (EVN)

Semiannual Report

May 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2021

Eaton Vance

Municipal Income Trust

Eaton Vance

Municipal Income Trust

May 31, 2021

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	01/29/1999	3.71%	11.00%	5.57%	9.70%
Fund at Market Price	—	8.13	19.60	4.59	7.88

Bloomberg Barclays Municipal Bond Index	—	1.40%	4.74%	3.52%	4.29%

% Premium/Discount to NAV[3]

					–2.23%

Distributions[4]

Total Distributions per share for the period					$0.286
Distribution Rate at NAV					3.99%
Taxable-Equivalent Distribution Rate at NAV					6.74
Distribution Rate at Market Price					4.08
Taxable-Equivalent Distribution Rate at Market Price					6.89

% Total Leverage[5]

Residual Interest Bond (RIB) Financing					34.54%

Fund Profile

Credit Quality (% of total investments)6,7

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Trust

May 31, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the ten-year period is the impact of the 2016 tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 94.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, as applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rate(s) will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus Floating Rate Notes.

[6]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

3

Eaton Vance

Municipal Income Trust

May 31, 2021

Portfolio of Investments (Unaudited)

Corporate Bonds — 3.1%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.8%

Boston Medical Center Corp., 4.581%, 7/1/47	$835	$932,312

CommonSpirit Health, 3.347%, 10/1/29	1,930	2,070,826

Montefiore Obligated Group, 4.287%, 9/1/50	6,945	7,235,329

		$10,238,467

Insured – Hospital — 0.5%

Toledo Hospital, (AGM), 5.75%, 11/15/38	$2,410	$2,867,801

		$2,867,801

Other — 0.8%

Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$4,348,292

		$4,348,292

Total Corporate Bonds — 3.1% (identified cost $15,960,427)		$17,454,560

Tax-Exempt Municipal Obligations — 139.6%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.0%

Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$1,000	$1,453,510

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	380	489,018

Texas Water Development Board, 4.00%, 10/15/37(2)	8,125	9,728,306

		$11,670,834

Cogeneration — 0.0%(3)

Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(4)	$630	$157,552

		$157,552

Education — 10.0%

Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$1,115	$1,264,778

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	430	458,221

California State University, 5.00%, 11/1/41(2)	13,000	15,635,360

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):

5.375%, 6/15/38(1)	350	397,852

5.375%, 6/15/48(1)	655	733,593

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	$325	$383,643

District of Columbia, (District of Columbia International School):

5.00%, 7/1/39	425	502,299

5.00%, 7/1/49	390	451,963

District of Columbia, (KIPP DC):

4.00%, 7/1/39	240	270,874

4.00%, 7/1/44	230	257,752

4.00%, 7/1/49	335	373,632

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/56(1)	2,165	2,414,863

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	250	295,523

Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(2)	950	1,157,699

Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	7,603,587

Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	863,855

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,168,950

Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(2)	3,000	3,605,400

Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,356,565

New Jersey Educational Facilities Authority, (Princeton University):

5.00%, 7/1/29(2)	2,825	3,549,019

5.00%, 7/1/31(2)	1,875	2,343,413

Pennsylvania State University, 5.00%, 9/1/42(2)	3,250	3,993,600

Public Finance Authority, WI, (Roseman University of Health Sciences):

5.00%, 4/1/40(1)	755	907,676

5.00%, 4/1/50(1)	380	450,213

5.50%, 4/1/32	165	171,095

5.75%, 4/1/42	415	429,948

Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(2)	2,525	3,172,561

University of Michigan, 5.00%, 4/1/48(2)	1,500	1,867,305

		$57,081,239

Electric Utilities — 3.1%

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	$3,040	$3,315,698

Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(2)	9,000	10,065,870

4	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Michigan Public Power Agency, 5.00%, 1/1/43	$775	$792,600

New York Power Authority, 4.00%, 11/15/60	3,000	3,485,310

		$17,659,478

Escrowed / Prerefunded — 4.9%

Apollo Career Center Joint Vocational School District, OH, Prerefunded to 12/1/21, 5.25%, 12/1/33	$335	$343,640

California Health Facilities Financing Authority, (Sutter Health Obligation Group), Prerefunded to 8/15/23, 5.00%, 8/15/52(2)	10,000	11,054,400

Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	1,860	1,963,621

Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	5,480	5,502,852

Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	100	109,961

Lansing Board of Water and Light, MI, Prerefunded to 7/1/21, 5.50%, 7/1/41	500	502,190

Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	525	527,299

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), Prerefunded to 7/1/22, 5.00%, 7/1/44	1,250	1,314,862

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	250	261,612

New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	205	226,572

Savannah Economic Development Authority, GA, (Marshes Skidaway), Prerefunded to 1/1/24, 7.125%, 1/1/38	4,960	5,814,062

Walled Lake Consolidated School District, MI, Prerefunded to 11/1/23, 5.00%, 5/1/34	365	407,355

		$28,028,426

General Obligations — 21.2%

Allegheny County, PA, 5.00%, 11/1/43(2)	$2,875	$3,591,881

Boston, MA, 5.00%, 5/1/38(2)	3,000	3,826,860

Chicago Board of Education, IL, 5.00%, 12/1/42	8,160	8,593,704

Chicago, IL:

5.00%, 1/1/44	1,000	1,190,200

5.75%, 1/1/33	1,500	1,819,140

Cleveland, OH, 5.00%, 12/1/43(2)	2,775	3,404,648

Danvers, MA, 5.25%, 7/1/36	885	888,690

Detroit, MI:

5.50%, 4/1/33	470	593,154

5.50%, 4/1/34	330	415,246

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Detroit, MI: (continued)

5.50%, 4/1/37	$465	$580,925

5.50%, 4/1/39	645	801,935

Forest Hills Local School District, OH, 5.00%, 12/1/46(2)	2,775	3,148,793

Frisco Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/21, 5.00%, 8/15/37(2)	9,000	9,090,090

Illinois:

5.00%, 11/1/23	1,000	1,108,620

5.00%, 5/1/33	5,000	5,506,250

5.00%, 5/1/35	1,415	1,555,793

5.00%, 12/1/42	3,020	3,545,691

5.50%, 5/1/39	290	372,322

5.75%, 5/1/45	295	380,998

Jackson Public Schools, MI, 5.00%, 5/1/48(2)	2,850	3,456,936

Kent County, MI, (AMT), 5.00%, 1/1/28	1,000	1,003,800

Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/39	17,900	8,464,373

Massachusetts, 5.00%, 9/1/38(2)	14,500	18,506,350

Monmouth County Improvement Authority, NJ:

5.00%, 1/15/28	340	341,163

5.00%, 1/15/30	340	341,166

Ohio, 5.00%, 2/1/37(2)	2,775	3,283,713

Pennsylvania, 5.00%, 3/1/32(2)	2,250	2,839,073

Peters Township School District, PA, 5.00%, 9/1/40(2)	2,750	3,432,110

Shoreline School District No. 412, WA, 4.00%, 6/1/38(2)	7,200	8,530,992

State College Area School District, PA, 5.00%, 5/15/44(2)	3,100	3,830,515

Township High School District No. 203, IL, 2.00%, 12/15/34	2,480	2,550,680

Trenton Public Schools, MI, 5.00%, 5/1/42(2)	2,850	3,507,153

Upper Arlington City School District, OH, 5.00%, 12/1/48(2)	2,775	3,353,199

Will County, IL, Prerefunded to 11/15/25, 5.00%, 11/15/45(2)	5,625	6,765,806

Winchester, MA, 5.00%, 4/15/36	245	245,835

		$120,867,804

Hospital — 15.8%

Allen County, OH, (Mercy Health), 4.00%, 8/1/47(2)	$1,000	$1,137,510

Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/50	2,345	2,412,348

California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(2)	6,800	7,952,124

Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,985	2,114,402

Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,185	1,347,914

Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	2,125	2,498,363

5	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	$310	$333,427

Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(2)	2,800	3,407,488

Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	279,745

Hamilton County, OH, (UC Health), 4.00%, 9/15/50	1,665	1,912,136

Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/45	250	291,730

Massachusetts Development Finance Agency, (Atrius Health):

4.00%, 6/1/49	735	831,608

5.00%, 6/1/39	610	755,406

Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/46(2)	10,000	11,322,900

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(2)	3,550	4,249,776

Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	30	30,129

Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	2,460	2,835,298

Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(2)	2,850	3,489,910

Middleburg Heights, OH, (Southwest General Health Center):

5.25%, 8/1/36	500	504,250

5.25%, 8/1/41	800	806,800

New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	100,329

New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	45	49,388

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(2)	3,425	4,133,187

New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	1,595	1,815,046

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/36(1)	800	969,072

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):

5.00%, 1/15/27	565	604,527

5.00%, 1/15/29	165	175,796

Oklahoma Development Finance Authority, (OU Medicine):

5.00%, 8/15/38	425	515,470

5.25%, 8/15/43	4,770	5,856,892

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(2)	5,250	6,001,905

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group):

5.00%, 12/1/43	$875	$931,368

5.50%, 12/1/43	750	817,170

Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(2)	10,000	10,997,300

Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(2)	6,200	7,314,016

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	1,000	1,102,670

		$89,897,400

Housing — 0.3%

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	$175	$186,016

Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/50	725	892,591

Ohio Housing Finance Agency, (GNMA, FNMA, FHLMC), 3.80%, 9/1/38	575	610,984

Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	180,000

		$1,869,591

Industrial Development Revenue — 5.7%

Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$556,859

George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54	1,000	1,167,700

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,075	1,218,663

National Finance Authority, NH, (Covanta):

4.625%, 11/1/42(1)	1,580	1,649,251

(AMT), 4.875%, 11/1/42(1)	1,740	1,825,034

New Jersey Economic Development Authority, (Continental Airlines):

(AMT), 5.125%, 9/15/23	40	42,372

(AMT), 5.25%, 9/15/29	4,815	5,101,637

(AMT), 5.50%, 6/1/33	750	820,492

(AMT), 5.625%, 11/15/30	2,720	3,053,254

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):

(AMT), 4.375%, 10/1/45	6,845	8,124,673

(AMT), 5.00%, 10/1/40	3,295	4,166,000

Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,000	1,351,630

6	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	$1,525	$1,712,163

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.):

4.50%, 5/1/32(1)	720	766,781

5.25%, 5/1/44(1)	690	793,383

Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	300	344,289

		$32,694,181

Insured – Education — 0.6%

Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$1,000	$1,504,340

Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	1,365	1,929,059

		$3,433,399

Insured – Electric Utilities — 1.6%

Cleveland, OH, Public Power System Revenue:

(NPFG), 0.00%, 11/15/27	$710	$652,398

(NPFG), 0.00%, 11/15/38	2,000	1,287,460

Ohio Municipal Electric Generation Agency:

(NPFG), 0.00%, 2/15/25	815	786,516

(NPFG), 0.00%, 2/15/26	3,000	2,845,890

Puerto Rico Electric Power Authority:

(NPFG), 5.25%, 7/1/29	1,515	1,635,685

(NPFG), 5.25%, 7/1/32	250	269,947

(NPFG), 5.25%, 7/1/34	1,445	1,560,354

		$9,038,250

Insured – Escrowed / Prerefunded — 0.5%

Bay City Brownfield Redevelopment Authority, MI, (BAM), Prerefunded to 10/1/23, 5.375%, 10/1/38	$500	$560,380

Cleveland, OH, Airport System Revenue, (AGM), Prerefunded to 1/1/22, 5.00%, 1/1/30	600	617,196

Livonia Public Schools, MI, (AGM), Prerefunded to 5/1/23, 5.00%, 5/1/43	910	994,129

Westland Tax Increment Finance Authority, MI, (BAM), Prerefunded to 4/1/23, 5.25%, 4/1/34	500	546,495

		$2,718,200

Insured – General Obligations — 0.7%

Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	$2,455	$2,100,081

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Detroit School District, MI, (AGM), 5.25%, 5/1/32	$300	$402,366

Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,391,970

		$3,894,417

Insured – Hospital — 0.1%

Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$293,053

		$293,053

Insured – Housing — 0.1%

California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds:

(BAM), 3.00%, 5/15/51	$150	$160,319

(BAM), 4.00%, 5/15/46	150	178,822

		$339,141

Insured – Lease Revenue / Certificates of Participation — 0.2%

New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$1,000	$1,312,630

		$1,312,630

Insured – Other Revenue — 1.1%

Harris County-Houston Sports Authority, TX, (AGM) (NPFG), 0.00%, 11/15/34	$4,210	$2,530,336

Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	590	919,669

New York City Industrial Development Agency, NY, (Yankee Stadium):

(AGM), 3.00%, 3/1/36	780	851,510

(AGM), 3.00%, 3/1/49	1,690	1,783,068

		$6,084,583

Insured – Special Tax Revenue — 3.7%

Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/25	$5,250	$4,994,430

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,313,220

Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	20,700	12,346,722

New Jersey Economic Development Authority, (Motor Vehicle Surcharges):

(AGC), 0.00%, 7/1/26	760	720,450

(AGC), 0.00%, 7/1/27	2,020	1,879,327

		$21,254,149

7	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 4.9%

Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$9,893,033

Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,007,603

New Jersey Economic Development Authority, (The Goethals Bridge Replacement):

(AGM), (AMT), 5.00%, 1/1/31	850	952,144

(AGM), (AMT), 5.125%, 1/1/39	1,500	1,678,050

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	2,135,592

New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,555	2,705,924

Ohio Turnpike Commission:

(NPFG), 5.50%, 2/15/24	1,000	1,090,100

(NPFG), 5.50%, 2/15/26	1,000	1,202,110

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	3,333,750

Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	1,005	1,008,729

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,610	2,832,711

		$27,839,746

Insured – Water and Sewer — 6.2%

DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(2)	$17,985	$21,868,681

Jefferson County, AL, Sewer Revenue:

(AGM), 0.00%, 10/1/34	6,000	2,975,400

(AGM), 0.00%, 10/1/35	6,680	3,101,457

(AGM), 0.00%, 10/1/36	7,000	3,042,830

(AGM), 5.00%, 10/1/44	3,750	4,182,825

		$35,171,193

Lease Revenue / Certificates of Participation — 0.7%

Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$535	$537,076

Michigan State Building Authority, 5.00%, 10/15/51(2)	2,850	3,348,522

		$3,885,598

Other Revenue — 0.6%

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	$1,925	$346,500

Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	485	570,927

Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	700	825,524

Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	890	1,038,158

Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	735	736,081

		$3,517,190

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 6.2%

California Public Finance Authority, (Enso Village), Green Bonds:

3.125%, 5/15/29(1)(6)	$230	$232,337

5.00%, 11/15/56(1)(6)	225	249,320

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	215	237,644

District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	265	285,273

Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	650	713,596

Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	1,055	1,226,923

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	808,440

Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 5.00%, 11/15/44	1,750	2,038,155

Massachusetts Development Finance Agency, (Linden Ponds, Inc.):

5.00%, 11/15/33(1)	775	872,386

5.00%, 11/15/38(1)	545	607,593

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	310	338,811

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	3,715	4,044,112

Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,592,687

National Finance Authority, NH, (The Vista):

5.25%, 7/1/39(1)	780	817,994

5.625%, 7/1/46(1)	465	491,779

5.75%, 7/1/54(1)	1,270	1,346,327

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey):

4.50%, 7/1/38	700	722,582

5.00%, 7/1/29	215	231,697

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):

5.00%, 7/1/32	200	234,490

5.00%, 7/1/33	125	146,244

5.00%, 7/1/34	130	151,814

5.00%, 7/1/39	425	492,384

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	1,255	1,463,054

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):

7.25%, 6/1/39	740	791,445

7.50%, 6/1/49	3,650	3,907,763

8	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	$775	$820,857

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	2,665	3,073,225

Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	4,250	4,641,467

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):

6.00%, 12/1/32	335	340,005

6.25%, 12/1/42	985	998,918

Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	299,519

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(1)	750	839,895

		$35,058,736

Special Tax Revenue — 17.2%

Cleveland, OH, Income Tax Revenue:

5.00%, 10/1/39(2)	$550	$669,113

5.00%, 10/1/43(2)	2,200	2,656,962

Franklin County, OH, Sales Tax Revenue:

5.00%, 6/1/38(2)	1,400	1,751,274

5.00%, 6/1/43(2)	1,400	1,734,908

Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	275	315,098

Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(2)	4,100	5,001,918

Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(2)	3,000	3,710,490

New River Community Development District, FL, (Capital Improvements):

5.00%, 5/1/13(5)	90	0

5.35%, 5/1/38(5)	35	0

Series 2010A-2, 5.75%, 5/1/38	130	131,172

New York City Transitional Finance Authority, NY, Future Tax Revenue:

4.00%, 11/1/38	3,090	3,654,667

4.00%, 8/1/39(2)	6,500	7,272,915

5.00%, 8/1/39(2)	12,400	14,093,468

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(2)	10,000	11,647,300

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(2)	14,100	17,505,291

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(2)	5,600	6,391,840

Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(2)	3,250	4,192,402

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Puerto Rico Sales Tax Financing Corp.:

0.00%, 7/1/24	$147	$140,034

0.00%, 7/1/27	251	225,594

0.00%, 7/1/29	246	209,619

0.00%, 7/1/31	316	249,115

0.00%, 7/1/33	357	260,739

0.00%, 7/1/46	3,403	1,107,915

0.00%, 7/1/51	2,773	655,759

4.329%, 7/1/40	1,347	1,494,523

4.50%, 7/1/34	238	261,986

4.536%, 7/1/53	36	39,929

4.784%, 7/1/58	538	604,497

Southern Hills Plantation I Community Development District, FL:

Series A1, 5.80%, 5/1/35	213	212,500

Series A2, 5.80%, 5/1/35	160	130,120

Sterling Hill Community Development District, FL, 6.20%, 5/1/35	552	331,064

Texas Transportation Commission, Prerefunded to 4/1/24, 5.00%, 4/1/33(2)	10,000	11,351,000

		$98,003,212

Student Loan — 0.1%

New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$740	$768,039

		$768,039

Transportation — 20.3%

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$1,000	$1,117,170

Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(2)	4,275	4,900,603

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:

5.00%, 7/1/37(2)	1,825	2,234,639

5.00%, 7/1/47(2)	6,525	7,855,904

Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(1)	4,380	4,755,497

Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43(2)	8,850	10,935,591

Illinois Toll Highway Authority, 4.00%, 1/1/44(2)	8,000	9,300,720

Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	3,000	3,742,080

New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/47	750	864,817

9	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

New Jersey Economic Development Authority, (Transit Transportation Project):

4.00%, 11/1/38	$750	$866,220

4.00%, 11/1/39	750	864,345

5.00%, 11/1/44	11,000	13,553,650

New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/44	2,060	2,521,440

New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,100	1,102,112

New Jersey Turnpike Authority, 4.00%, 1/1/51	1,500	1,770,225

New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(2)	7,880	8,068,096

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):

(AMT), 5.00%, 7/1/41	1,255	1,422,091

(AMT), 5.00%, 7/1/46	1,230	1,391,856

(AMT), 5.25%, 1/1/50	1,055	1,199,029

Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,860	4,076,121

Port Authority of New York and New Jersey:

5.00%, 10/15/42(2)	6,250	7,654,750

(AMT), 4.00%, 9/1/33(2)	7,200	7,882,704

(AMT), 4.50%, 4/1/37(2)	8,500	8,765,030

Port of New Orleans, LA, (AMT), 5.00%, 4/1/40	2,115	2,632,540

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):

4.00%, 12/31/37	160	187,990

4.00%, 12/31/38	295	345,767

4.00%, 12/31/39	155	181,307

5.00%, 12/31/35	205	261,102

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,720	3,337,658

Texas Transportation Commission, 0.00%, 8/1/37	725	413,852

Texas Transportation Commission, (Central Texas Turnpike System):

0.00%, 8/1/39	750	383,828

5.00%, 8/15/42	640	712,378

		$115,301,112

Water and Sewer — 11.8%

Atlanta, GA, Water and Wastewater Revenue:

5.00%, 11/1/40(2)	$10,000	$11,646,300

5.00%, 11/1/43(2)	6,250	7,785,500

5.00%, 11/1/47(2)	14,100	17,561,832

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/43(2)	$9,550	$11,355,236

Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/48(2)	2,500	3,022,675

Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(2)	3,000	3,631,530

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,684,824

Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	254,073

Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/36	1,250	822,238

Texas Water Development Board, 4.00%, 10/15/47(2)	5,500	6,396,390

		$67,160,598

Total Tax-Exempt Municipal Obligations — 139.6% (identified cost $709,387,573)		$794,999,751

Taxable Municipal Obligations — 4.8%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(3)

Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(4)	$213	$53,137

		$53,137

Escrowed / Prerefunded — 0.5%

Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$2,394	$3,002,794

		$3,002,794

General Obligations — 2.1%

Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$9,371,454

Chicago, IL, 7.75%, 1/1/42	2,424	2,713,765

		$12,085,219

Hospital — 1.2%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,859,200

		$6,859,200

10	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Housing — 0.5%

Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$2,745	$2,773,658

		$2,773,658

Insured – Transportation — 0.3%

Alameda Corridor Transportation Authority, CA:

(AMBAC), 0.00%, 10/1/32	$1,285	$882,075

(AMBAC), 0.00%, 10/1/33	1,000	656,480

		$1,538,555

Student Loan — 0.1%

Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$330	$370,465

		$370,465

Transportation — 0.1%

New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(7)	$750	$893,355

		$893,355

Total Taxable Municipal Obligations — 4.8% (identified cost $22,940,281)		$27,576,383

Total Investments — 147.5% (identified cost $748,288,281)		$840,030,694

Other Assets, Less Liabilities — (47.5)%		$(270,666,953)

Net Assets — 100.0%		$569,363,741

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At May 31, 2021, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	16.1%

Others, representing less than 10% individually	83.9%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2021, 14.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 7.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2021, the aggregate value of these securities is $33,531,528 or 5.9% of the Fund’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(3)	Amount is less than 0.05%.

(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.

(6)	When-issued security.

(7)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

11	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2021

Investments, at value (identified cost, $748,288,281)	$840,030,694

Cash	21,519,883

Interest receivable	8,903,456

Receivable for investments sold	922,323

Total assets	$871,376,356

Liabilities

Payable for floating rate notes issued	$300,393,610

Payable for when-issued securities	465,613

Payable to affiliates:

Investment adviser fee	291,036

Administration fee	145,518

Trustees’ fees	7,013

Interest expense and fees payable	566,274

Accrued expenses	143,551

Total liabilities	$302,012,615

Net assets	$569,363,741

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$396,672

Additional paid-in capital	478,589,158

Distributable earnings	90,377,911

Net assets	$569,363,741

Common Shares Outstanding	39,667,163

Net Asset Value

Net assets ÷ common shares issued and outstanding	$14.35

12	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended May 31, 2021

Interest	$16,320,216

Total investment income	$16,320,216

Expenses

Investment adviser fee	$1,705,204

Administration fee	852,602

Trustees’ fees and expenses	20,788

Custodian fee	68,156

Transfer and dividend disbursing agent fees	8,882

Legal and accounting services	63,560

Printing and postage	29,658

Interest expense and fees	761,092

Miscellaneous	49,327

Total expenses	$3,559,269

Net investment income	$12,760,947

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(1,173,032)

Net realized loss	$(1,173,032)

Change in unrealized appreciation (depreciation) —

Investments	$8,826,392

Net change in unrealized appreciation (depreciation)	$8,826,392

Net realized and unrealized gain	$7,653,360

Net increase in net assets from operations	$20,414,307

13	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020

From operations —

Net investment income	$12,760,947	$22,765,158

Net realized loss	(1,173,032)	(2,629,010)

Net change in unrealized appreciation (depreciation)	8,826,392	15,442,536

Net increase in net assets from operations	$20,414,307	$35,578,684

Distributions to common shareholders	$(11,352,742)	$(22,260,851)

Net increase in net assets	$9,061,565	$13,317,833

Net Assets

At beginning of period	$560,302,176	$546,984,343

At end of period	$569,363,741	$560,302,176

14	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2021

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended May 31, 2021

Net increase in net assets from operations	$20,414,307

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(15,667,022)

Investments sold	35,275,269

Net amortization/accretion of premium (discount)	960,836

Decrease in interest receivable	337,869

Increase in payable to affiliate for investment adviser fee	15,058

Increase in payable to affiliate for administration fee	7,529

Decrease in payable to affiliate for Trustees’ fees	(458)

Increase in interest expense and fees payable	10,900

Decrease in accrued expenses	(79,539)

Net change in unrealized (appreciation) depreciation from investments	(8,826,392)

Net realized loss from investments	1,173,032

Net cash provided by operating activities	$33,621,389

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(11,352,742)

Repayment of secured borrowings	(4,600,000)

Net cash used in financing activities	$(15,952,742)

Net increase in cash	$17,668,647

Cash at beginning of period	$3,851,236

Cash at end of period	$21,519,883

Supplemental disclosure of cash flow information:

Cash paid for interest and fees	$750,192

15	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2021

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period (Common shares)	$14.130		$13.790	$12.700	$13.250	$12.910	$13.020

Income (Loss) From Operations

Net investment income(1)	$0.322		$0.574	$0.542	$0.611	$0.688	$0.767

Net realized and unrealized gain (loss)	0.184		0.327	1.117	(0.528)	0.330	(0.340)

Distributions to APS shareholders —

From net investment income(1)	—		—	—	(0.004)	(0.008)	(0.008)

Discount on redemption and repurchase of APS(1)	—		—	—	—	—	0.244

Total income from operations	$0.506		$0.901	$1.659	$0.079	$1.010	$0.663

Less Distributions to Common Shareholders

From net investment income	$(0.286)		$(0.561)	$(0.569)	$(0.629)	$(0.670)	$(0.773)

Total distributions to common shareholders	$(0.286)		$(0.561)	$(0.569)	$(0.629)	$(0.670)	$(0.773)

Net asset value — End of period (Common shares)	$14.350		$14.130	$13.790	$12.700	$13.250	$12.910

Market value — End of period (Common shares)	$14.030		$13.250	$12.880	$11.050	$12.300	$12.260

Total Investment Return on Net Asset Value(2)	3.71	%(3)	7.15%	13.83%	1.04%	8.13%	4.91	%(4)

Total Investment Return on Market Value(2)	8.13	%(3)	7.57%	22.10%	(5.22)%	5.70%	(3.13)%

16	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2021

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2020	2019	2018	2017		2016

Net assets applicable to common shares, end of period (000’s omitted)	$569,364		$560,302	$546,984	$302,013	$315,080		$307,135

Ratios (as a percentage of average daily net assets applicable to common shares):(5)

Expenses excluding interest and fees	0.99	%(6)	1.05%	1.19%	1.29%	1.33%		1.30%

Interest and fee expense(7)	0.27	%(6)	0.71%	1.27%	1.61%	1.25%		0.83%

Total expenses	1.26	%(6)	1.76%	2.46%	2.90%	2.58%		2.13%

Net investment income	4.52	%(6)	4.18%	4.02%	4.71%	5.19%		5.54%

Portfolio Turnover	2	%(3)	12%	17%	32%	8%		4%

Senior Securities:

Total preferred shares outstanding	—		—	—	—	3,311	(8)	3,311	(8)

Asset coverage per preferred share	$—		$—	$—	$—	$120,162	(9)	$117,762	(9)

Involuntary liquidation preference per preferred share	$—		$—	$—	$—	$25,000	(10)	$25,000	(10)

Approximate market value per preferred share	$—		$—	$—	$—	$25,000	(10)	$25,000	(10)

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 94.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 2.93%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders, if any.

(6)	Annualized.

(7)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and/or iMTP Shares issued to redeem a portion of the Trust’s APS. As of November 30, 2018, the Trust had no APS and iMTP Shares outstanding.

(8)	Preferred shares represent iMTP Shares and APS as of November 30, 2017 and 2016.

(9)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

APS	–	Auction Preferred Shares

iMTP Shares	–	Institutional MuniFund Term Preferred Shares

17	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust seeks to provide current income exempt from regular federal income tax.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of May 31, 2021, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a

18

Eaton Vance

Municipal Income Trust

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes (net of unamortized deferred debt issuance costs) as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at May 31, 2021. Interest expense related to the Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV, if any, are recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At May 31, 2021, the amounts of the Trust’s Floating Rate Notes outstanding and the related collateral were $300,393,610 and $450,869,813, respectively. The range of interest rates on the Floating Rate Notes outstanding at May 31, 2021 was 0.05% to 0.22%. For the six months ended May 31, 2021, the Trust’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $300,380,879 and 0.51%, respectively.

In certain circumstances, the Trust may enter into shortfall and forbearance agreements with brokers by which the Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of May 31, 2021.

The Trust may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trust’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust’s investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Management believes that the Trust’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trust’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trust’s restrictions apply. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.

H  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Securities purchased on a when-issued or delayed delivery basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to May 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

19

Eaton Vance

Municipal Income Trust

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

At November 30, 2020, the Trust, for federal income tax purposes, had deferred capital losses of $2,133,860 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2020, $1,134,409 are short-term and $999,451 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Trust at May 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$448,749,680

Gross unrealized appreciation	$93,316,188

Gross unrealized depreciation	(2,428,784)

Net unrealized appreciation	$90,887,404

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Trust. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Trust entered into a new investment advisory agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. The Trust’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Trust’s investment advisory agreement with EVM in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.400% of the Trust’s average weekly gross assets. Gross assets are calculated by deducting accrued liabilities of the Trust except (i) the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust and the amount of floating-rate notes included as a liability in the Trust’s Statement of Assets and Liabilities of up to $289,500,000, and (ii) the amount of any outstanding preferred shares issued by the Trust. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.20% of the Trust’s average weekly gross assets. For the six months ended May 31, 2021, the investment adviser fee and administration fee were $1,705,204 and $852,602, respectively.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $16,132,635 and $35,036,547, respectively, for the six months ended May 31, 2021.

5  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended May 31, 2021 and the year ended November 30, 2020.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 2,610,553 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended May 31, 2021 and the year ended November 30, 2020, there were no shares sold by the Trust pursuant to its shelf offering.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended May 31, 2021 and the year ended November 30, 2020.

20

Eaton Vance

Municipal Income Trust

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$17,454,560	$—	$17,454,560

Tax-Exempt Municipal Obligations	—	794,999,751	—	794,999,751

Taxable Municipal Obligations	—	27,576,383	—	27,576,383

Total Investments	$—	$840,030,694	$—	$840,030,694

7  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Trust’s performance, or the performance of the securities in which the Trust invests.

21

Eaton Vance

Municipal Income Trust

May 31, 2021

Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders on March 18, 2021. The following action was taken by the shareholders:

Proposal 1.  The election of Cynthia E. Frost, George J. Gorman, Valerie A. Mosley and Susan J. Sutherland as Class I Trustees of the Trust for a three-year term ending in 2024.

	Number of Shares
Nominees for Trustee	For	Withheld

Cynthia E. Frost	26,730,221	5,733,776

George J. Gorman	26,703,404	5,760,593

Valerie A. Mosley	26,134,675	6,329,322

Susan J. Sutherland	26,739,487	5,724,510

22

Eaton Vance

Municipal Income Trust

May 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

The Trust held a Joint Special Meeting of Shareholders (the “Special Meeting”) with certain other Eaton Vance closed-end funds on January 7, 2021 for the following purpose: approval of a new investment advisory agreement with EVM (“Proposal 1”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	18,290,965	852,847	710,183	0

(1)	Fractional shares were voted proportionately.

(2)

All shares that were voted and votes to abstain were counted towards establishing a quorum, as were broker non-votes. (Broker non-votes are shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.) Abstentions and broker non-votes had the effect of a negative vote on the Proposal. Broker non-votes were not expected with respect to the Proposal because brokers are required to receive instructions from the beneficial owners or persons entitled to vote in order to submit proxies.

23

Eaton Vance

Municipal Income Trust

May 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

Kimberly M. Roessiger

Secretary

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

24

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

25

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

26

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

27

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7695    5.31.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Eric A. Stein
Eric A. Stein President

Date:	July 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	July 22, 2021